Document and Entity Information	Dec. 30, 2022
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2022
Registrant Name	Fidelity Merrimack Street Trust
Central Index Key	0001562565
Investment Company Type	N-1A
Amendment Flag	false